Note 15 - Earnings Per Share (EPS) - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 98,999	$ 67,239	$ 72,876
Earnings allocated to Preferred Stock (Note 15)	(31,269)	(30,503)	(21,063)
Net income available to common stockholders	$ 67,730	$ 36,736	$ 51,813
Weighted average number of shares, basic and diluted (Note 15) (in shares)	115,747,452	110,395,134	100,527,907
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.59	$ 0.33	$ 0.52